Note 8 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross, Ending Balance		$ 12,783	$ 11,206
Less accumulated depreciation and amortization		(7,246)	(7,284)
Property, Plant and Equipment, Net	$ 5,176	5,537	3,922
Computer Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance		6,079	5,777
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross, Ending Balance		3,823	2,769
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross, Ending Balance		1,316	1,102
Building [Member]
Property, Plant and Equipment, Gross, Ending Balance		725	786
Office Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance		493	394
Software and Software Development Costs [Member]
Property, Plant and Equipment, Gross, Ending Balance		$ 347	$ 378